Summary of number and weighted average exercise prices of share options (Details)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Shareholders Equity
Number of Options, Beginning | shares	42,030	43,455
Weighted average exercise price, beginning | $ / shares	$ 20.05	$ 22.00
Number of Options, Granted | shares	14,000	2,000
Weighted average exercise price, granted | $ / shares	$ 3.75	$ 8.88
Number of Options, Canceled/Forfeited | shares		(2,399)
Weighted average exercise price, cancelled/forfeited | $ / shares		$ 10.98
Number of Options, Ending | shares	56,030	43,056
Weighted average exercise price, ending | $ / shares	$ 15.98	$ 21.95